Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Mar. 31, 2017
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN NWQ JAPAN FUND

SUPPLEMENT DATED MAY 26, 2017

TO THE PROSPECTUS DATED MARCH 31, 2017

Nuveen NWQ Japan Fund will be liquidated after the close of business on July 24, 2017.

Effective June 19, 2017, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until July 17, 2017. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on July 24, 2017, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.

Nuveen NWQ Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit2_SupplementTextBlock

NUVEEN NWQ JAPAN FUND

SUPPLEMENT DATED MAY 26, 2017

TO THE PROSPECTUS DATED MARCH 31, 2017

Nuveen NWQ Japan Fund will be liquidated after the close of business on July 24, 2017.

Effective June 19, 2017, the fund will stop accepting purchases from new investors and existing shareholders, except that defined contribution retirement plans that hold fund shares as of today may continue to purchase fund shares until July 17, 2017. Existing shareholders may continue to reinvest dividends and capital gains distributions received from the fund. The fund reserves the right to modify the extent to which sales of shares are limited prior to the fund’s liquidation. After the close of business on July 24, 2017, the fund will liquidate any remaining shareholder accounts and will send shareholders the proceeds of the liquidation.